Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of operating segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s chief operating decision maker uses the consolidated net income to monitor budget versus actual results when making decisions about allocating resources and assessing performance of the Group.